Leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Abstract]
Disclosure of additional information about leasing activities for lessee	We have made the following payments during the year associated with leases:

Description of payment	Included within	2024 US$m	2023 US$m
Principal lease payments	Cash flows from financing activities	455	426
Interest payments on leases	Cash flows from operating activities	67	50
Payments for short-term leases	Net operating costs	217	269
Payments for variable lease components	Net operating costs	46	40
Payments for low value leases (>12 months in duration)	Net operating costs	3	3
Total lease payments		788	788

Summary of capitalised finance leases	The maturity profile of lease liabilities recognised at 31 December is:

	2024 US$m	2023 US$m
Lease liabilities
Due within 1 year	398	385
Between 1 and 3 years	513	457
Between 3 and 5 years	281	270
More than 5 years	551	574
Total undiscounted cash payments expected to be made	1,743	1,686
Effect of discounting	(330)	(335)
Present value of minimum lease payments	1,413	1,351
Comprising:
Current lease liabilities per the balance sheet	354	345
Non-current lease liabilities per the balance sheet	1,059	1,006
Total lease liabilities	1,413	1,351